Contract Assets and Liabilities - Schedule of Contract Assets (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Contract Assets [Line Items]
Contract assets gross		$ 5,762,506	$ 10,346,326
Less: Allowance for credit losses		(96,758)	(276,518)	$ (139,218)
Contract assets net		5,665,748	10,069,808
Less: Portion classified as non-current		(1,029,078)	(1,350,413)
Current portion		4,636,670	8,719,395
Retention receivables of construction contracts [Member]
Schedule of Contract Assets [Line Items]
Contract assets gross	[1]	1,605,163	1,961,870
Unbilled revenue of construction contracts [Member]
Schedule of Contract Assets [Line Items]
Contract assets gross	[2]	$ 4,157,343	$ 8,384,456

[1]	Retention receivables included in contract assets represent the Company’s right to receive consideration for work performed and not yet billed because the rights are conditional on the satisfaction of the service quality by the customers over a certain period as stipulated in the contracts. Retention receivables, net from joint ventures was approximately US$524,150 and US$494,121 as of March 31, 2025 and 2024, respectively. The Company will be entitled to receive after 12 months, upon satisfaction of the service quality by the customers, retention receivables amounted to US$1,029,078 and US$1,350,413 as of March 31, 2025 and 2024, respectively. These amounts are classified as non-current.
[2]	Unbilled revenue included in contract assets represents the Company’s right to receive consideration for work completed but not yet billed because the rights are conditional upon the satisfaction by the customers on the construction work completed by the Company and the work is pending for the certification by the customers. The contract assets are transferred to the accounts receivable when the rights become unconditional, which is typically at the time the Company obtains the certification of the completed construction work from the customers. Unbilled revenue, net from joint ventures was both US$nil as of March 31, 2025 and 2024, respectively. All unbilled revenue is subsequently certified as of the date of this report.